Label	Element	Value
Schwab Monthly Income Fund - Flexible Payout
Risk/Return:	oef_RiskReturnAbstract
Risk/Return [Heading]	oef_RiskReturnHeading	Schwab® Monthly Income Fund — Flexible Payout
Objective [Heading]	oef_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	oef_ObjectivePrimaryTextBlock	The fund seeks to provide current income and, as a secondary investment objective, capital appreciation.
Objective, Secondary [Text Block]	oef_ObjectiveSecondaryTextBlock	The fund seeks to provide current income and, as a secondary investment objective, capital appreciation.
Expense Heading [Optional Text]	oef_ExpenseHeading	Fund Fees and Expenses
Expense Narrative [Text Block]	oef_ExpenseNarrativeTextBlock

This table describes the fees and expenses you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Shareholder Fees Caption [Optional Text]	oef_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	oef_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Portfolio Turnover [Heading]	oef_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	oef_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 25% of the average value of its portfolio.

Portfolio Turnover, Rate	oef_PortfolioTurnoverRate	25.00%
Expense Example [Heading]	oef_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	oef_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The figures are based on total annual fund operating expenses (including AFFE) after any expense reduction. Your actual costs may be higher or lower.

Expense Example by, Year, Caption [Text]	oef_ExpenseExampleByYearCaption	Expenses on a $10,000 Investment
Strategy [Heading]	oef_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	oef_StrategyNarrativeTextBlock

The fund seeks to achieve its investment objective by investing primarily in a combination of Schwab Funds® and Schwab® ETFs (the underlying funds) in accordance with its target asset allocation. The investment adviser will allocate assets among the underlying funds, which will include equity funds, fixed income funds, and money market funds and exchange-traded funds (ETFs).

The fund intends to invest in a combination of underlying funds; however, the fund may invest directly in equity and fixed income securities as well as other unaffiliated mutual funds or ETFs, and cash and cash equivalents (including money market funds).

The fund intends to allocate investments among various asset classes such as equity, fixed income and cash and cash equivalents (including money market funds). The fund has its own distinct asset allocation strategy that is designed to accommodate the fund’s targeted annual payout percentage while taking into account the fund’s specific risk tolerances and desired level of capital appreciation. The fund’s target asset allocation is not fixed, and the fund has the flexibility to move within the following asset allocation ranges (under normal market conditions) at the discretion of the investment adviser: 30%-70% equity; 30%-70% fixed income; and 0%-12% cash and cash equivalents (including money market funds). Market appreciation or depreciation may cause the fund to be temporarily outside these ranges.

The fund is designed to offer shareholders an annual payout of 4-6% during most market environments. In addition, the fund seeks to maximize the annual payout while also maintaining or growing the level of investment over the long term. However, the fund’s actual annual payout could be higher or lower based on the underlying fund yields and market environment during that year and other forward-looking factors. The fund intends to make twelve monthly distributions to shareholders at the end of each month. The amounts distributed to shareholders may not be the same each month. The amount of the fund’s distributions in respect of any period may exceed the amount of the fund’s income and gains for that period. In that case, some or all of the fund’s distributions may constitute a return of capital to shareholders.

For temporary defensive purposes during unusual economic or market conditions or for liquidity purposes, the fund may invest up to 100% of its assets directly in cash, money market instruments, repurchase agreements and other short-term obligations. When the fund engages in such activities, it may not achieve its investment objective.

Bar Chart and Performance Table [Heading]	oef_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	oef_PerformanceNarrativeTextBlock

The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to those of two broad based indices and a composite index based on the fund’s target allocations. This information provides some indication of the risks of investing in the fund. All figures assume distributions were reinvested. Keep in mind that future performance (both before and after taxes) may differ from past performance. For current performance information, please see www.schwabassetmanagement.com/prospectus.

On September 12, 2022, the fund’s investment strategy changed. The performance history of the fund prior to that date is attributable to the former investment strategy.

Performance Information Illustrates Variability of Returns [Text]	oef_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to those of two broad based indices and a composite index based on the fund’s target allocations.
Performance Availability Website Address [Text]	oef_PerformanceAvailabilityWebSiteAddress	www.schwabassetmanagement.com/prospectus
Performance Past Does Not Indicate Future [Text]	oef_PerformancePastDoesNotIndicateFuture	Keep in mind that future performance (both before and after taxes) may differ from past performance.
Bar Chart [Heading]	oef_BarChartHeading	Annual Total Returns (%) as of 12/31
Bar Chart Closing [Text Block]	oef_BarChartClosingTextBlock

Best Quarter: 8.64% Q4 2023
Worst Quarter: (7.69%) Q1 2020

Performance Table Uses Highest Federal Rate	oef_PerformanceTableUsesHighestFederalRate	The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	oef_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account.
Performance Table Explanation after Tax Higher	oef_PerformanceTableExplanationAfterTaxHigher	In some cases, the return after taxes on distributions and sale of shares may exceed the fund’s other returns due to an assumed benefit from any losses on a sale of shares at the end of the measurement period.
Performance Table Closing [Text Block]	oef_PerformanceTableClosingTextBlock

The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account. In some cases, the return after taxes on distributions and sale of shares may exceed the fund’s other returns due to an assumed benefit from any losses on a sale of shares at the end of the measurement period.

Average Annual Return, Caption [Optional Text]	oef_AverageAnnualReturnCaption	Average Annual Total Returns as of 12/31/25
Schwab Monthly Income Fund - Flexible Payout | Principal Risks
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock	Principal Risks The fund is subject to risks, any of which could cause an investor to lose money. The fund’s principal risks include:
Schwab Monthly Income Fund - Flexible Payout | Risk Lose Money [Member]
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock	The fund is subject to risks, any of which could cause an investor to lose money.
Schwab Monthly Income Fund - Flexible Payout | Asset Allocation Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Asset Allocation Risk — The fund is subject to the risk that the selection of the underlying funds and the allocation of the fund’s assets among the various asset classes and market segments may cause the fund to underperform other funds with a similar investment objective. The fund is not managed to maximize tax efficiency for taxable shareholder accounts. Investors should consider whether the fund is an appropriate investment in light of their current financial position and retirement needs.

Schwab Monthly Income Fund - Flexible Payout | Conflicts of Interest Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Conflicts of Interest Risk — The investment adviser’s authority to select and substitute underlying funds from a variety of affiliated and unaffiliated mutual funds and ETFs may create a conflict of interest because the fees paid to it and its affiliates by some underlying funds are higher than the fees paid by other underlying funds. The investment adviser also may have an incentive to select an affiliated underlying fund for other reasons, including to increase assets under management or to support new investment strategies. In addition, other conflicts of interest may exist where the best interests of the affiliated underlying fund may not be aligned with those of the fund. However, the investment adviser is a fiduciary to the fund and is legally obligated to act in the fund’s best interests when selecting underlying funds.

Schwab Monthly Income Fund - Flexible Payout | Market Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Market Risk — Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. Markets may be impacted by economic, political, regulatory, and other conditions, including economic sanctions, tariffs, and other government actions. In addition, the occurrence of global events, such as war, terrorism, environmental disasters, natural disasters and epidemics, may also negatively affect the financial markets. As with any investment whose performance is tied to these markets, the value of an investment in the fund will fluctuate, which means that an investor could lose money over short or long periods.

Schwab Monthly Income Fund - Flexible Payout | Exchange-Traded Fund (ETF) Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Exchange-Traded Fund (ETF) Risk — When the fund invests in an ETF, it will bear a proportionate share of the ETF’s expenses. In addition, lack of liquidity in the market for an ETF’s shares can result in its value being more volatile than the underlying portfolio of securities.

• Exchange-Traded Fund (ETF) Risk — When an underlying fund invests in an ETF, it will bear a proportionate share of the ETF’s expenses. In addition, lack of liquidity in the market for an ETF’s shares can result in its value being more volatile than the underlying portfolio of securities.

Schwab Monthly Income Fund - Flexible Payout | Structural Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Structural Risk — The fund’s monthly income payments will be made from fund assets and will reduce the amount of assets available for investment by the fund. Even if the fund’s capital grows over time, such growth may be insufficient to enable the fund to maintain the amount of its targeted annual payout and targeted monthly income payments. The fund’s investment losses may reduce the amount of future cash income payments an investor will receive from the fund. The dollar amount of the fund’s monthly income payments could vary substantially from one year to the next and over time depending on several factors, including the performance of the financial markets in which the fund invests, the allocation of fund assets across different asset classes and investments, the performance of the fund’s investment strategies, and the amount and timing of prior distributions by the fund. It is also possible for payments to go down substantially from one year to the next and over time depending on the timing of an investor’s investments in the fund. Any redemptions will proportionately reduce the amount of future cash income payments to be received from the fund. There is no guarantee that the fund will make monthly income payments to its shareholders or, if made, that the fund’s monthly income payments to shareholders will remain at a fixed amount.

Schwab Monthly Income Fund - Flexible Payout | Managed Payout Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Managed Payout Risk — Because the fund is expected to make monthly payments regardless of investment performance, the amount of the fund’s distributions in respect of any period often will exceed the amount of the fund’s income and gains for that period. In that case, some or all of the fund’s distributions may constitute a return of capital to shareholders. It is possible for the fund to suffer substantial investment losses and simultaneously experience additional asset reductions as a result of its payments to shareholders under the managed payout policy. In addition, in order to make the payments called for under the fund’s managed payout policy, the fund may have to sell portfolio securities at a time when it would not otherwise do so.

A return of capital distribution generally will not be taxable but will decrease the shareholder’s cost basis in the shares of the fund and will result in a higher capital gain or lower capital loss when those shares on which the distribution was received are sold. Once a shareholder’s cost basis is reduced to zero, further distributions will be treated as capital gain, if the shareholder holds shares of the fund as capital assets. A distribution constituting a return of capital is not a distribution of income or capital gains earned by the fund, and should not be confused with the fund’s “yield” or “income.”

Schwab Monthly Income Fund - Flexible Payout | Direct Investment Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Direct Investment Risk — The fund may invest directly in cash, cash equivalents and equity and fixed-income securities, including money market securities, to maintain its allocations. The fund’s direct investment in these securities is subject to the same or similar risks as an underlying fund’s investment in the same securities.

Schwab Monthly Income Fund - Flexible Payout | Portfolio Turnover Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Portfolio Turnover Risk — High portfolio turnover may result in the fund paying higher levels of transaction costs and may generate greater tax liabilities for shareholders. Portfolio turnover risk may cause the fund’s performance to be less than expected.

• Portfolio Turnover Risk — Certain of the underlying funds may buy and sell portfolio securities actively. If they do, their portfolio turnover rate and transaction costs will rise, which may lower the underlying fund’s performance and may increase the likelihood of capital gains distributions.

Schwab Monthly Income Fund - Flexible Payout | Underlying Fund Investment Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Underlying Fund Investment Risk — Before investing in the fund, investors should assess the risks associated with the underlying funds in which the fund may invest, which include any combination of the risks described below.

Schwab Monthly Income Fund - Flexible Payout | Investment Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock	• Investment Risk — The fund may experience losses with respect to its investment in an underlying fund. Further, there is no guarantee that an underlying fund will be able to achieve its objective.
Schwab Monthly Income Fund - Flexible Payout | Management Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

• Management Risk — Certain underlying funds may be an actively managed mutual fund. Any actively managed mutual fund is subject to the risk that its investment adviser (or sub-adviser(s)) will make poor security selections. An underlying fund’s adviser applies its own investment techniques and risk analyses in making investment decisions for the underlying fund, but there can be no guarantee that they will produce the desired results.

Schwab Monthly Income Fund - Flexible Payout | Equity Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

• Equity Risk — The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.

Schwab Monthly Income Fund - Flexible Payout | Market Capitalization Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

• Market Capitalization Risk — Securities issued by companies of different market capitalizations tend to go in and out of favor based on market and economic conditions. During a period when securities of a particular market capitalization fall behind other types of investments, an underlying fund’s performance could be impacted.

Schwab Monthly Income Fund - Flexible Payout | Concentration Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

• Concentration Risk — To the extent that an underlying fund’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector or asset class, the underlying fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more vulnerable to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class.

Schwab Monthly Income Fund - Flexible Payout | Fixed-Income Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

• Fixed-Income Risk — Interest rates rise and fall over time, which will affect an underlying fund’s yield and share price. A change in a central bank’s monetary policy or economic conditions, among other things, may result in a change in interest rates. A rise in interest rates could cause an underlying fund’s share price to fall. The credit quality of a portfolio investment could also cause an underlying fund’s share price to fall. An underlying fund could lose money if the issuer or guarantor of a portfolio investment or the counterparty to a derivatives contract fails to make timely principal or interest payments or otherwise honor its obligations. Fixed-income securities may be paid off earlier or later than expected. Either situation could cause an underlying fund to hold securities paying lower-than-market rates of interest, which could hurt an underlying fund’s yield or share price. Below investment-grade bonds (junk bonds) involve greater credit risk, are more volatile, involve greater risk of price declines and may be more susceptible to economic downturns than investment-grade securities.

Schwab Monthly Income Fund - Flexible Payout | Foreign Investment Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

• Foreign Investment Risk — An underlying fund’s investments in securities of foreign issuers involve certain risks that may be greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may negatively impact the value or liquidity of an underlying fund’s investments, and could impair the underlying fund’s ability to meet its investment objective or invest in accordance with its investment strategy. There is a risk that investments in securities denominated in, and/or receiving revenues in, foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged, resulting in the dollar value of an underlying fund’s investment being adversely affected.

Schwab Monthly Income Fund - Flexible Payout | High-Yield Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

• High-Yield Risk — An underlying fund’s investments in high-yield securities and unrated securities of similar credit quality (junk bonds) are subject to greater levels of credit and liquidity risks, and may be more volatile than higher-rated securities. High-yield securities are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Schwab Monthly Income Fund - Flexible Payout | Floating Rate Loan Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

• Floating Rate Loan Risk — Transactions involving floating rate loans may have significantly longer settlement periods than more traditional bond investments (settlement can take longer than 7 days) and often involve borrowers whose financial condition is troubled or highly leveraged, which increases the risk that the underlying fund may not receive its proceeds in a timely manner and that the underlying fund may incur unexpected losses in order to pay redemption proceeds to its shareholders. In addition, loans are not registered or regulated under the federal securities laws like most stocks and bonds, so investors in loans have less protection against improper practices than investors in registered securities. While a loan assignment typically transfers all legal and economic rights to the buyer, a loan participation typically allows the seller to maintain legal title to the loan, meaning the buyer of a loan participation generally has no direct rights against the borrower and is exposed to credit risk of both the borrower and seller of the participation.

Schwab Monthly Income Fund - Flexible Payout | Derivatives Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

• Derivatives Risk — An underlying fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. An underlying fund’s use of derivatives could reduce the underlying fund’s performance, increase its volatility and cause the underlying fund to lose more than the initial amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately large impact on an underlying fund.

Schwab Monthly Income Fund - Flexible Payout | Leverage Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

• Leverage Risk — Certain underlying fund transactions, such as derivatives transactions, short sales, reverse repurchase agreements, and mortgage dollar rolls, may give rise to a form of leverage and may expose an underlying fund to greater risk. Leverage tends to magnify the effect of any decrease or increase in the value of an underlying fund’s portfolio securities, which means even a small amount of leverage can have a disproportionately large impact on the underlying fund.

Schwab Monthly Income Fund - Flexible Payout | Money Market Fund Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

• Money Market Fund Risk — The fund may invest in underlying money market funds that seek to maintain a stable $1.00 net asset value. Although an underlying money market fund seeks to maintain a stable $1.00 net asset value, it is possible to lose money by investing in such a money market fund. In addition, money market funds are not designed to offer capital appreciation. Certain underlying money market funds may impose a fee upon the sale of shares under certain circumstances.

Schwab Monthly Income Fund - Flexible Payout | Tracking Error and Correlation Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

• Tracking Error and Correlation Risk — An underlying fund may seek to track the performance of its benchmark index, although it may not be successful in doing so. Further, there can be no guarantee that the underlying fund will achieve a high degree of correlation between the underlying fund’s performance and that of its index. The correlation between the performance of an underlying fund and that of its benchmark index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant. If an underlying fund utilizes a sampling approach, it may not track the return of the index as well as it would if the underlying fund purchased all of the securities in the index.

Schwab Monthly Income Fund - Flexible Payout | Liquidity Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

• Liquidity Risk — An underlying fund may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or the underlying fund may have to sell them at a loss.

Schwab Monthly Income Fund - Flexible Payout | Securities Lending Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

• Securities Lending Risk — Certain underlying funds engage in securities lending, which involves the risk of loss of rights in, or delay in recovery of, the loaned securities if the borrower fails to return the security loaned or becomes insolvent.

Schwab Monthly Income Fund - Flexible Payout | Real Estate Investment Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

• Real Estate Investment Risk — An underlying fund in which the fund may invest may have a policy of concentrating its investments in real estate companies and companies related to the real estate industry. As such, an underlying fund is subject to risks associated with the direct ownership of real estate securities and the fund’s investment in such an underlying fund is subject to risks associated with the direct ownership of real estate securities and an investment in the underlying fund will be closely linked to the performance of the real estate markets. These risks include, among others, declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds or other limits to accessing the credit or capital markets; defaults by borrowers or tenants, particularly during an economic downturn; and changes in interest rates.

Schwab Monthly Income Fund - Flexible Payout | Real Estate Investment Trusts (REITs) Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

• Real Estate Investment Trusts (REITs) Risk — An underlying fund may invest in REITs. An underlying fund’s investments in REITs will be subject to the risks associated with the direct ownership of real estate, including fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions. REITs are also subject to certain additional risks. For example, equity REITs may be affected by changes in the value of the underlying properties owned by the trusts, and mortgage REITs may be affected by the quality of any credit extended. Further, REITs may have their investments in relatively few properties, a small geographic area or a single property type. In addition, REITs have their own expenses, and the underlying fund will bear a proportionate share of those expenses.

Schwab Monthly Income Fund - Flexible Payout | S&P 500® Index
Risk/Return:	oef_RiskReturnAbstract
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	S&P 500® Index
Average Annual Return, Percent	oef_AvgAnnlRtrPct	17.88%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	14.42%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	14.82%
Schwab Monthly Income Fund - Flexible Payout | Bloomberg US Aggregate Bond Index
Risk/Return:	oef_RiskReturnAbstract
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	oef_AvgAnnlRtrPct	7.30%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	(0.36%)
Average Annual Return, Percent	oef_AvgAnnlRtrPct	2.01%
Schwab Monthly Income Fund - Flexible Payout | Flexible Payout Composite Index(1)
Risk/Return:	oef_RiskReturnAbstract
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	Flexible Payout Composite Index(1)
Average Annual Return, Percent	oef_AvgAnnlRtrPct	11.66%	[1]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	3.19%	[1]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	5.01%	[1]
Schwab Monthly Income Fund - Flexible Payout | Schwab Monthly Income Fund - Flexible Payout
Risk/Return:	oef_RiskReturnAbstract
Shareholder Fee, Other	oef_ShareholderFeeOther	$ 0
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.00%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.12%
Acquired Fund Fees and Expenses	oef_AcquiredFundFeesAndExpensesOverAssets	0.21%	[2]
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.33%	[2]
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.12%)
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	0.21%	[2],[3]
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 22
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	68
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	118
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 268
Highest Quarterly Return, Label [Optional Text]	oef_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	oef_BarChartHighestQuarterlyReturnDate	Dec. 31, 2023
Highest Quarterly Return	oef_BarChartHighestQuarterlyReturn	8.64%
Lowest Quarterly Return, Label [Optional Text]	oef_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	oef_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	oef_BarChartLowestQuarterlyReturn	(7.69%)
Index No Deduction for Fees, Expenses, or Taxes [Text]	oef_IndexNoDeductionForFeesExpensesTaxes	reflects nodeduction for fees, expenses, or taxes
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	Before taxes
Average Annual Return, Percent	oef_AvgAnnlRtrPct	12.14%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	3.21%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	4.27%
Annual Return [Percent]	oef_AnnlRtrPct	3.69%
Annual Return [Percent]	oef_AnnlRtrPct	8.19%
Annual Return [Percent]	oef_AnnlRtrPct	(4.20%)
Annual Return [Percent]	oef_AnnlRtrPct	13.79%
Annual Return [Percent]	oef_AnnlRtrPct	6.11%
Annual Return [Percent]	oef_AnnlRtrPct	5.73%
Annual Return [Percent]	oef_AnnlRtrPct	(12.50%)
Annual Return [Percent]	oef_AnnlRtrPct	8.50%
Annual Return [Percent]	oef_AnnlRtrPct	4.04601%
Annual Return [Percent]	oef_AnnlRtrPct	12.13562%
Schwab Monthly Income Fund - Flexible Payout | Schwab Monthly Income Fund - Flexible Payout | After Taxes on Distributions
Risk/Return:	oef_RiskReturnAbstract
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	After taxes on distributions
Average Annual Return, Percent	oef_AvgAnnlRtrPct	10.49%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	1.65%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	2.86%
Schwab Monthly Income Fund - Flexible Payout | Schwab Monthly Income Fund - Flexible Payout | After Taxes on Distributions and Sales
Risk/Return:	oef_RiskReturnAbstract
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	After taxes on distributions andsale of shares
Average Annual Return, Percent	oef_AvgAnnlRtrPct	7.53%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	2.00%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	2.87%

[1]

The Flexible Payout Composite Index is a custom blended index developed by Schwab Asset Management based on a comparable portfolio asset allocation. Effective April 29, 2025, the Flexible Payout Composite Index is composed of 2.0% Bloomberg US Treasury Bills 1-3 Month Index, 20.0% Dow Jones U.S. Dividend 100 Index, 20.0% Dow Jones International Dividend 100 Index (Net), 7.0% FTSE EPRA/NAREIT Global Index (Net), 17.0% Bloomberg US Aggregate Bond Index, 3.0% Bloomberg US 5-10 Year Corporate Bond Index, 7.0% Bloomberg US Treasury Long Index, 11.0% ICE BofA US Cash Pay High Yield Constrained, 7.0% ICE BofA Fixed Rate Preferred Securities Index, and 6.0% Morningstar LSTA US Performing Loans Index. Prior to April 29, 2025, the index had a different composition. See “Additional Information About the Funds’ Composite Indices” for additional detail.

[2]

AFFE reflect fees and expenses incurred indirectly by the fund through its investments in the underlying funds. The total annual fund operating expenses in the fee table may differ from the expense ratios in the fund’s “Financial Highlights” that include only the fund’s direct operating expenses and not AFFE.

[3]

The investment adviser and its affiliates have agreed to limit the total annual fund operating expenses (excluding interest, taxes and certain non-routine expenses) of the fund to 0.00% for so long as the investment adviser serves as the adviser to the fund. This agreement may only be amended or terminated with the approval of the fund’s Board of Trustees. This agreement is limited to the fund’s direct operating expenses and does not apply to AFFE.